Related party transactions (Details) - HM Treasury	Jul. 12, 2024	Jun. 30, 2024	Dec. 31, 2023
Related party transactions
Proportion of ordinary shares in reporting entity held		20.92%	37.97%
Changes in details regarding ownership of entity
Related party transactions
Proportion of ordinary shares held	19.97%
Maximum | Changes in details regarding ownership of entity
Related party transactions
Proportion of ordinary shares held	20.00%